Capital Structure (Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Jul. 14, 2010	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2012 ADS CNY	Dec. 31, 2011 ADS CNY	Dec. 31, 2010 ADS CNY	Dec. 31, 2012 Ordinary shares	Dec. 31, 2011 Ordinary shares	Dec. 31, 2010 Ordinary shares
Capital Structure
New shares issued to the public upon its IPO or following-on offering (in shares)	92,000,000
Percentage of shares issued to the public upon its following-on offering				9.20%	9.20%
New shares issued for the exercise of options		183,380	2,670,340	5,100,780	5,100,780
Percentage of shares issued upon exercise of share options		0.01%	0.27%	0.51%	0.51%
Stock repurchase program
Number of shares repurchased			3,106,220	6,621,180	6,621,180	193,165	155,311	331,059	3,863,300	3,106,220	6,621,180
Percentage of shares repurchased						0.38%	0.31%	0.66%
Aggregate price of shares repurchased		9,244	13,722	$ 5,604	37,287	9,244	13,722	37,287